EMPLOYEE BENEFITS (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
EMPLOYEE BENEFITS
Employee benefits expenses related to full-time employees of subsidiaries and VIE subsidiaries incorporated in PRC	¥ 4.1	$ 640	¥ 1.2	¥ 4.5